Commitments and Contingencies	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Mar. 31, 2021
COMMITMENTS
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, close of the Proposed Public Offering and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration and Stockholder Rights

The holders of the Founder Shares and the Private Warrants and any shares that may be issued upon conversion of Working Capital Loans (and all underlying securities) will be entitled to registration and stockholder rights pursuant to a registration and stockholder rights agreement to be signed prior to or on the effective date of the Proposed Public Offering. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founders Warrants can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Warrants can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The Sponsor and its related persons may not, with respect to the Private Warrants purchased by it, (i) have more than one demand registration right at the Company’s expense, (ii) exercise their demand registration rights more than five  (5) years from the effective date of the registration statement of the Proposed Public Offering, and (iii) exercise their “piggy-back” registration rights more than seven  (7) years from the effective date of the Proposed Public Offering, as long as the Sponsor or any of its related persons are beneficial owners of Private Warrants.

Underwriting Agreement

The Company will grant the underwriters a 45-day option from the date of the Proposed Public Offering to purchase up to 1,125,000 additional Shares to cover over-allotments, if any, at the Proposed Public Offering price less the underwriting discounts and commissions.

The underwriters will be entitled to a cash underwriting discount of $0.20 per Share, or $1,500,000 in the aggregate (or $1,725,000 if the over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering.

Business Combination Marketing Agreement

The Company has engaged LifeSci Capital LLC and Ladenburg Thalmann & Co. Inc. (“Ladenburg Thalmann “) as advisors in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay LifeSci Capital LLC and Ladenburg Thalmann a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of the Proposed Public Offering (exclusive of any applicable finders’ fees which might become payable) with 75% of such fee payable to LifeSci Capital LLC and 25% to Ladenburg Thalmann; provided that up to 33% of the fee may be allocated in the Company’s sole discretion to other third parties who are investment banks or financial advisory firms not participating in Proposed Public Offering that assist the Company in identifying and consummating a Business Combination.

NOTE 6. COMMITMENTS

Risks and Uncertainties

Management continues to evaluate the impact of the COVID‑19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statement. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.

Registration and Stockholder Rights

Pursuant to a registration rights agreement entered into on November 20, 2020, the holders of the Founder Shares and the Private Warrants and any shares that may be issued upon conversion of Working Capital Loans (and all underlying securities) will be entitled to registration and stockholder rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founders Warrants can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Warrants can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The Sponsor and its related persons may not, with respect to the Private Warrants purchased by it, (i) have more than one demand registration right at the Company’s expense, (ii) exercise their demand registration rights more than five  (5) years from the effective date of the registration statement of the Initial Public Offering, and (iii) exercise their “piggy-back” registration rights more than seven  (7) years from the effective date of the Initial Public Offering, as long as the Sponsor or any of its related persons are beneficial owners of Private Warrants.

Underwriting Agreement

The Company granted the underwriters a 45‑day option from the date of the Initial Public Offering to purchase up to 1,125,000 additional Public Shares to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. As a result of the underwriter’s election to partially exercise the over-allotment option to purchase an additional 509,041 Public Shares, a total of 615,959 Public Shares remained available for purchase at a price of $10.00 per Public Share. On January 8, 2021, the underwriters’ election to exercise their remaining over-allotment option expired unexercised.

The underwriters were paid cash underwriting discount of $0.20 per Public Share, or $1,601,808 in the aggregate.

Business Combination Marketing Agreement

The Company has engaged LifeSci Capital LLC and Ladenburg Thalmann & Co. Inc. (“Ladenburg Thalmann “) as advisors in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay LifeSci Capital LLC and Ladenburg Thalmann a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of the Initial Public Offering, or $2,803,164, (exclusive of any applicable finders’ fees which might become payable) with 75% of such fee payable to LifeSci Capital LLC and 25% to Ladenburg Thalmann; provided that up to 33% of the fee may be allocated in the Company’s sole discretion to other third parties who are investment banks or financial advisory firms not participating in Initial Public Offering that assist the Company in identifying and consummating a Business Combination.